S-K 1603(a) SPAC Sponsor	Feb. 10, 2026
SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor Name	Paddington Partners 88 LLC
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	Although our sponsor is permitted to undertake any activities permitted under the Cayman Islands Limited Liability Companies Act, other applicable law and its LLC agreement, our sponsor’s business is focused on investing in our company.